Other Expenses (Restructuring Charges) (Details) - Other Expenses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Balance at January 1,	$ 21	$ 37	$ 45	$ 22
Restructuring charges		56	74	103
Cash payments		(72)	(82)	(80)
Balance at December 31,		21	37	45
Total restructuring charges incurred since inception of initiative		352	296	222
Scenario, Forecast
Restructuring Reserve [Roll Forward]
Restructuring charges	5
Severance
Restructuring Reserve [Roll Forward]
Balance at January 1,	17	31	39	22
Restructuring charges		52	66	87
Cash payments		(66)	(74)	(70)
Balance at December 31,		17	31	39
Total restructuring charges incurred since inception of initiative		306	254	188
Lease and Asset Impairment
Restructuring Reserve [Roll Forward]
Balance at January 1,	$ 4	6	6	0
Restructuring charges		4	8	16
Cash payments		(6)	(8)	(10)
Balance at December 31,		4	6	6
Total restructuring charges incurred since inception of initiative		$ 46	$ 42	$ 34